D2 Contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Contingent Liabilities [Abstract]
Summary of Contingent Liabilities
Contingent liabilities
	2020	2019
Contingent liabilities	1,198	1,527
Total	1,198	1,527